Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 15,407.5		$ 14,342.1
Financial assets at FVTPL	15,407.5		14,342.1
Financial assets at FVTOCI, investments in equity and debt instruments	200,025.6		161,739.5
Notes and accounts receivable, net	270,683.2	$ 8,255.1	201,313.9
Financial assets at FVTOCI	205,938.1		167,150.8
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	23,022.7		20,849.6	$ 6,282.1	$ 5,887.9
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	15,407.5		14,342.1
Financial assets at FVTOCI	205,938.1		167,150.8
Measured at fair value on a recurring basis [member] | Notes and accounts receivable, net [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	5,912.5		5,411.3
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	25,488.7		26,819.0
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	207.7		701.2
Financial assets at FVTOCI	172,626.5		133,123.1
Measured at fair value on a recurring basis [member] | Level 2 [member] | Notes and accounts receivable, net [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	5,912.5		5,411.3
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	15,199.8		13,640.9
Financial assets at FVTOCI	7,822.9		7,208.7
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	207.7		701.2
Financial liabilities at FVTPL, Held for trading	466.5		121.4
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	207.7		701.2
Financial liabilities at FVTPL, Held for trading	466.5		121.4
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL			223.4
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL			223.4
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	108,612.1		79,605.5
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	108,612.1		79,605.5
Measured at fair value on a recurring basis [member] | Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	46,611.4		37,959.7
Measured at fair value on a recurring basis [member] | Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	46,611.4		37,959.7
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	11,490.5		9,898.8
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	11,490.5		9,898.8
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	20,645.9		22,338.9
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	20,645.9		22,091.1
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments			247.8
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,842.8		4,727.9
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,842.8		4,727.9
Measured at fair value on a recurring basis [member] | Interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	11.0
Hedging derivative financial liabilities			43.8
Measured at fair value on a recurring basis [member] | Interest rate futures contracts [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	11.0
Hedging derivative financial liabilities			43.8
Measured at fair value on a recurring basis [member] | Non-publicly traded equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	7,822.9		7,208.7
Measured at fair value on a recurring basis [member] | Non-publicly traded equity investments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	7,822.9		7,208.7
Measured at fair value on a recurring basis [member] | Simple agreement for future equity [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	131.1
Measured at fair value on a recurring basis [member] | Simple agreement for future equity [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	131.1
Measured at fair value on a recurring basis [member] | Mutual Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	886.9		110.3
Measured at fair value on a recurring basis [member] | Mutual Funds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	886.9		110.3
Measured at fair value on a recurring basis [member] | Convertible preferred stocks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	14,181.8		13,307.2
Measured at fair value on a recurring basis [member] | Convertible preferred stocks [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 14,181.8		$ 13,307.2